Net Loss Per Share Attributable to Common Shareholders - Additional Information (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share Basic [Line Items]
Common stock, conversion basis	one-for-one
Dividends declared or paid	$ 0	$ 0
Warrant [Member]
Earnings Per Share Basic [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	14.8	14.8
Stock Option [Member]
Earnings Per Share Basic [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	29.4	29.4
Restricted Stock [Member]
Earnings Per Share Basic [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	3.9	3.9
Restricted Stock Units (RSUs) [Member]
Earnings Per Share Basic [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	4.9	4.9